Annual Fund Operating Expenses	Jan. 26, 2026
RAREVIEW DYNAMIC FIXED INCOME ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	2.73%	[1]
Expenses (as a percentage of Assets)	4.23%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	4.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RAREVIEW TAX ADVANTAGED INCOME ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.15%
Acquired Fund Fees and Expenses	3.34%	[3]
Expenses (as a percentage of Assets)	5.24%
Fee Waiver or Reimbursement	(0.65%)	[4]
Net Expenses (as a percentage of Assets)	4.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RAREVIEW SYSTEMATIC EQUITY ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.31%
Component2 Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.11%	[5]
Expenses (as a percentage of Assets)	3.03%
Fee Waiver or Reimbursement	(0.26%)	[6]
Net Expenses (as a percentage of Assets)	2.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RAREVIEW TOTAL RETURN BOND ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.60%	[7]
Acquired Fund Fees and Expenses	0.06%	[7]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.63%)	[8]
Net Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Rareview 2X Bull Cryptocurrency & Precious Metals ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	18.61%
Acquired Fund Fees and Expenses	19.60%
Fee Waiver or Reimbursement	(18.61%)	[9]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 6, 2027
Adaptive Core ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.11%
Acquired Fund Fees and Expenses	0.03%	[10]
Expenses (as a percentage of Assets)	1.84%
Mindful Conservative ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.17%	[11]
Expenses (as a percentage of Assets)	1.48%
Mohr Sector Nav ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.79%
Acquired Fund Fees and Expenses	0.10%	[12]
Expenses (as a percentage of Assets)	1.59%
Mohr Company Nav ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Acquired Fund Fees and Expenses	0.00%	[13]
Expenses (as a percentage of Assets)	1.31%
Goose Hollow Tactical Allocation ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.36%	[14]
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.07%)	[15]
Net Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
THE SPAC AND NEW ISSUE ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.83%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.24%
Acquired Fund Fees and Expenses	0.00%	[16]
Expenses (as a percentage of Assets)	3.07%
Fee Waiver or Reimbursement	(0.75%)	[17]
Net Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Rareview Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	Rareview Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.25% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[6]	Rareview Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.35% of average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[8]	Rareview Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.67% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[9]	Rareview Capital LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or reimburse Fund expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.99% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 6, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Limitation Agreement: (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.
[10]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[11]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[12]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s highlights because the financial statements include only direct operating expenses incurred by the Fund.
[13]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s highlights because the financial statements include only direct operating expenses incurred by the Fund.
[14]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[15]	Goose Hollow Capital Management LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2027 to ensure that Net Annual Fund Operating Expenses (exclusive of (i) front-end or contingent deferred loads; (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions); (iii) acquired fund fees and expenses; (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.85%. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. This expense limitation agreement may be terminated at any time, by the Board of Trustees upon sixty days’ written notice to the Adviser.
[16]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[17]	Tuttle Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its management fees and/or reimburse Fund expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) in order to limit the total annual fund operating expenses after fee waivers and/or reimbursement to 0.95% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the total annual fund operating expenses do not exceed the lesser of the expense limitation agreement: (i) in effect at the time of the waiver or reimbursement or (ii) in effect at the time of recoupment.